Restricted time deposits	12 Months Ended
Dec. 31, 2018
Restricted time deposits
Restricted time deposits

5. Restricted time deposits

Restricted time deposits consists of the restricted one-year time deposits of Jianpu HK, which are pledged in East West Bank (China) Limited for short-term bank borrowings. Please refer to Note 13 for details. The Group held restricted time deposits of nil and RMB142,411(US$20,713) as of December 31, 2017 and 2018, respectively.